Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
PGIM California Muni Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	(1.91%)	(0.11%)		1.55%
PGIM California Muni Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	(0.55%)	(0.31%)		1.06%
PGIM California Muni Income Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	1.79%	0.87%		2.17%
PGIM California Muni Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	1.80%	0.88%	1.92%
Without Sales Load [Member] | PGIM California Muni Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	1.39%	0.55%		1.89%
Without Sales Load [Member] | PGIM California Muni Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	0.44%	(0.31%)		1.06%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	1.84%	2.18%
Bloomberg California 1-15 Year Municipal Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California 1-15 Year Municipal Intermediate Index
Average Annual Return, Percent	2.42%	0.82%	1.86%